October 7, 2002

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC.  20549

Re:  Evergreen Equity Trust (the "Trust")
File Nos.  333-37453/811-08413
Evergreen Asset Allocation Fund

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post Effective -Effective Amendment No. 48 to Registration Statement Nos. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 30, 2002.

         If you have any questions or would like further information, please call me at (617) 210-3681.

                                                     Very truly yours,

                                                     /s/ Allison McLellan

                                                     Allison McLellan